Filed with the Securities and Exchange Commission on October 29, 2003

                                      1933 Act Registration File No.   333-34102
                                                     1940 Act File No. 811-09887

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|

         Pre-Effective Amendment No.                                        |_|
                                     ----------

         Post-Effective Amendment No.      4                                |X|
                                      -----------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |X|

         Amendment No.    6                                                 |X|
                       --------


                            KIT COLE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                                851 Irwin Street
                              San Rafael, CA 94901
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (415) 457-9000

                                   Jeff Tappan
                                851 Irwin Street
                              San Rafael, CA 94901
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                              Elaine Richards, Esq.
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105




It is proposed that this filing will become effective (check appropriate box)

  X      immediately upon filing pursuant to paragraph (b)
----

         on                          pursuant to paragraph (b)
------      ------------------------

         60 days after filing pursuant to paragraph (a)(1)
------

         on                       pursuant to paragraph (a)(1)
------      ---------------------

         75 days after filing pursuant to paragraph (a)(2)
------

         on                          pursuant to paragraph (a)(2) of Rule 485.
------      ------------------------




Parts A, B, and C are incorporated by reference to registrant's Post-Effective Amendment. No. 3 filed October 28, 2003.





SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of San Rafael and the State of California on the 29th day of October, 2003.

                            KIT COLE INVESTMENT TRUST


                                        By:/s/ Kit Cole*
                                           -------------
                                           Kit Cole, President


Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities on October 29, 2003.

Signature                               Title

*/s/ Kit Cole                           President Chairperson and Trustee
-------------
Kit Cole

/s/ Jeff Tappan                         Executive Vice President, Secretary
---------------                         and Treasurer
Jeff Tappan

*/s/ Lilly Stamets                      Trustee
------------------
Lilly Stamets

*/s/ Deborah J. Magowan                 Trustee
-----------------------
Deborah J. Magowan


--------------------                    Trustee
Nancy K. House



*By /s/ Jeff Tappan
    ---------------
     Jeff Tappan, Attorney in fact
     Pursuant to Power of Attorney filed with registrant's Pre-Effective Amendment No. 2 to the Registration Statement on October 2, 2000.